Other Assets - Schedule of other assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Loans to affiliates and joint ventures	$ 2,444	$ 914
Long-term prepaid lease payments	1,085	1,361
Deferred financing costs	887	838
Derivative financial instruments	778	0
Goodwill	543	543
Contract costs	0	2,673
Deferred lease inducement asset	71	214
Other assets, noncurrent	$ 5,808	$ 6,543